Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000083514 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000083514 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000083514 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000083514 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000254996 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000254996 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254996 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254997 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000254997 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000254997 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254997 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028921 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000028921 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028921 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000028921 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000077664 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000077664 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077664 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077664 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077664 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077664 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000077664 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000077664 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000077664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077664 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077664 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077664 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077664 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077664 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077664 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077665 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000077665 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077665 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077665 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077665 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000077665 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000077665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000077665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077665 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077665 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077665 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077665 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077665 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077665 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000083516 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083516 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000083516 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083516 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000083516 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000083516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000083516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000083516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083516 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000083516 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083516 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000083516 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083516 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083516 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077666 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000077666 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077666 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077666 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077666 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000077666 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000077666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000077666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077666 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077666 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077666 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077666 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077666 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114871 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000114871 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000114871 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114871 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114871 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000114871 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000114871 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000114871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000114871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114871 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000114871 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114871 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114871 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114871 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114871 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077667 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000077667 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077667 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077667 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077667 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077667 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000077667 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000077667 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000077667 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077667 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077667 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077667 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077667 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077667 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077667 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077668 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000077668 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077668 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077668 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077668 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077668 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000077668 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000077668 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000077668 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077668 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077668 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077668 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077668 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077668 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077668 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028924 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028924 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028924 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028924 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028924 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028924 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000028924 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Ca [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000028924 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000028924 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028924 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000028924 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028924 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028924 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028924 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028924 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077673 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077673 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077673 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077673 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077673 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077673 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077673 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077673 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000077673 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077673 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077674 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077674 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077674 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077674 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077674 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077674 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077674 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077674 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077674 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000077674 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077674 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077674 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083518 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083518 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083518 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083518 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083518 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000083518 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000083518 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000083518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000083518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083518 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000083518 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077675 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077675 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077675 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077675 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077675 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077675 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077675 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077675 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077675 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000077675 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077675 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077675 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114873 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114873 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114873 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114873 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114873 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114873 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114873 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000114873 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000114873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000114873 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000114873 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077676 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077676 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077676 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077676 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077676 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077676 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077676 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077676 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077676 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000077676 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077676 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077677 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077677 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077677 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077677 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077677 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077677 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077677 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000077677 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077677 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028928 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028928 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028928 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028928 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028928 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028928 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028928 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028928 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028928 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.80%
C000028928 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028928 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083519 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000083519 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000083519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000083519 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083519 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000083519 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000083519 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028930 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000028930 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000028930 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028930 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028930 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028930 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077701 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077701 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077701 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077701 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077701 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[9]
C000077701 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000077701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000077701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077701 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077701 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077701 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077701 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077701 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077702 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077702 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077702 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077702 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077702 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[10]
C000077702 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000077702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000077702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077702 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077702 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077702 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077702 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077702 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000083525 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000083525 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000083525 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083525 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083525 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[11]
C000083525 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000083525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000083525 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083525 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000083525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083525 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083525 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000083525 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077703 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077703 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077703 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077703 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077703 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[12]
C000077703 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000077703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000077703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077703 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077703 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077703 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077703 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077703 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000114878 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114878 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114878 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114878 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114878 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[13]
C000114878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000114878 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000114878 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114878 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000114878 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114878 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114878 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114878 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077704 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077704 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077704 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077704 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077704 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[14]
C000077704 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000077704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000077704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077704 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000077704 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077704 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077704 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077704 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000028938 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028938 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028938 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028938 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[15]
C000028938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[15]
C000028938 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000028938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000028938 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028938 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028938 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028938 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077705 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077705 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077705 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077705 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077705 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077705 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077705 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077705 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077705 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077706 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077706 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077706 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077706 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077706 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077706 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077706 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077706 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077706 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083526 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083526 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083526 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083526 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083526 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083526 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000083526 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000083526 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000083526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083526 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000083526 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077707 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077707 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077707 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077707 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077707 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077707 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077707 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077707 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028939 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028939 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028939 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028939 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028939 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028939 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000028939 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028939 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000028939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114879 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114879 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114879 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114879 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114879 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114879 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000114879 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000114879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000114879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077708 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077708 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077708 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077708 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077708 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077708 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077708 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077708 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077709 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077709 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077709 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077709 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077709 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077709 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077709 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077709 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028940 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028940 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028940 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028940 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028940 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028940 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000028940 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000028940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077710 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077710 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077710 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077710 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077710 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077710 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077710 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077710 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000077710 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077711 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077711 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077711 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077711 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077711 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077711 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077711 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077711 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077711 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000077711 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083527 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000083527 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000083527 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000083527 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083527 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000083527 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000083527 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000083527 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083527 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000083527 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077712 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077712 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077712 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077712 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077712 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077712 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077712 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077712 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077712 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000077712 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077713 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077713 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077713 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077713 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077713 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077713 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077713 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077713 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077713 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000077713 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028941 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028941 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028941 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028941 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028941 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028941 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000028941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000028941 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077714 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077714 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000077714 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077714 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077714 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077714 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077714 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000077714 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077714 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000077714 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077715 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077715 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000077715 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077715 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077715 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077715 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077715 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000077715 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077715 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000077715 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083528 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000083528 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000083528 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000083528 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000083528 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000083528 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000083528 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000083528 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083528 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000083528 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077716 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077716 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000077716 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077716 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077716 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077716 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000077716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077716 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000077716 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077717 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077717 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000077717 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077717 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077717 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077717 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000077717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077717 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000077717 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028942 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028942 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028942 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028942 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028942 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028942 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000028942 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077718 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077718 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000077718 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000077718 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077718 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077718 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000077718 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000077718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077718 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000077718 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077719 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077719 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000077719 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000077719 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077719 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077719 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000077719 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000077719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077719 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000077719 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083529 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000083529 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000083529 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000083529 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000083529 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000083529 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000083529 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000083529 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083529 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000083529 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077720 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077720 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000077720 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000077720 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077720 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077720 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000077720 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000077720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077720 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000077720 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077721 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077721 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000077721 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000077721 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077721 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077721 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000077721 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000077721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077721 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000077721 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028943 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028943 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000028943 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028943 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028943 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028943 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000028943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000028943 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077742 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077742 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077742 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077742 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[16]
C000077742 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000077742 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000077742 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077742 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077742 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077743 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077743 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077743 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077743 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077743 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[17]
C000077743 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000077743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000077743 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077743 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077743 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077743 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077743 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000083536 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083536 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083536 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000083536 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000083536 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[18]
C000083536 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000083536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000083536 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000083536 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000083536 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000083536 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083536 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077744 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077744 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077744 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077744 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[19]
C000077744 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000077744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000077744 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077744 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077744 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077744 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077744 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000114884 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114884 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114884 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000114884 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000114884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[20]
C000114884 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[20]
C000114884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000114884 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000114884 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000114884 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114884 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114884 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077745 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077745 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077745 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077745 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[21]
C000077745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[21]
C000077745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000077745 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077745 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077745 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077746 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077746 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077746 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077746 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[22]
C000077746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000077746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000077746 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000077746 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000077746 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077746 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077746 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000028954 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028954 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028954 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028954 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000028954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[23]
C000028954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[23]
C000028954 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028954 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000028954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000028954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028954 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028954 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077645 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077645 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077645 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000077645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077645 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077645 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077646 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077646 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077646 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077646 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077646 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077646 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077646 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000077646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077646 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077646 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077646 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150517 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150517 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000150517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000150517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000150517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000150517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000150517 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150517 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077647 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077647 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077647 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077647 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000077647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077647 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077647 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077647 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000147334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147334 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147334 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147334 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000147334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000147334 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000147334 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147334 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077648 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077648 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077648 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077648 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077648 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000077648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077648 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077648 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077648 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077649 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077649 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077649 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077649 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077649 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077649 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077649 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077649 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.90%
C000077649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077649 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077649 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077649 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107973 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107973 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107973 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107973 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107973 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107973 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000107974 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107974 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107974 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107974 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107974 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000107975 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107975 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107975 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107975 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107975 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000107976 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107976 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107976 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107976 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000114893 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114893 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114893 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114893 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000114893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000114893 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000114893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000107977 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107977 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107977 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107977 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000107978 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107978 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 [Member] | WisdomTree Investments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107978 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107978 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.50%
C000107978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000107978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137958 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137958 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137958 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137958 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[24]
C000137958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[24]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000137958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137958 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137958 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137958 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137958 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137958 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137959 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137959 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137959 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137959 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[25]
C000137959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[25]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000137959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137959 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137959 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137959 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137959 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137959 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137960 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137960 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137960 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[26]
C000137960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[26]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000137960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137960 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137960 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137960 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137960 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137960 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137961 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137961 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137961 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[27]
C000137961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000137961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137961 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137961 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137961 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137961 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137961 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137961 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137962 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137962 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137962 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137962 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[28]
C000137962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[28]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
C000137962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137962 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137962 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137962 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137962 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137962 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137962 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137963 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137963 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137963 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137963 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[29]
C000137963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[29]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000137963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137963 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137963 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137963 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137963 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137963 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137963 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137964 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137964 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137964 [Member] | Exchange Traded Funds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137964 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[30]
C000137964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[30]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000137964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000137964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137964 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000137964 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000137964 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137964 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137964 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137964 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137972 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137972 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137972 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137972 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000137972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[31]
C000137972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137972 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137972 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137972 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137973 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137973 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137973 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137973 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[32]
C000137973 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[32]
C000137973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137973 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137973 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137974 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137974 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137974 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137974 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000137974 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[33]
C000137974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137974 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137974 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137975 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137975 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137975 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137975 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137975 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[34]
C000137975 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[34]
C000137975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137975 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137975 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137976 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137976 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137976 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137976 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[35]
C000137976 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[35]
C000137976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137976 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137976 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000151361 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000151361 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000151361 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000151361 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000151361 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[36]
C000151361 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000151361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000151361 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151361 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000151361 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137977 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137977 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137977 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137977 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[37]
C000137977 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[37]
C000137977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137977 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137977 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137978 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137978 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137978 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000137978 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[38]
C000137978 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[38]
C000137978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000137978 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137978 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183913 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183913 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183913 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183913 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183913 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183913 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000183913 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[39]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000183913 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183913 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183913 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183913 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183913 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183913 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183913 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183913 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183914 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183914 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183914 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183914 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183914 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000183914 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[40]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[40]
C000183914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183914 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183914 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183914 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183914 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183914 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183914 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183914 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183915 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183915 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183915 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183915 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183915 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183915 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000183915 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[41]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[41]
C000183915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183915 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183915 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183915 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183915 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183915 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183915 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183915 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183916 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183916 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183916 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183916 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183916 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183916 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000183916 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[42]
C000183916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183916 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183916 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183916 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183916 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183916 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183916 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183917 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183917 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183917 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183917 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183917 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183917 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000183917 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[43]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000183917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183917 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183917 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183917 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183917 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183917 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183917 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183919 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183919 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183919 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183919 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183919 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183919 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000183919 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[44]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000183919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183919 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183919 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183919 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183919 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183920 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183920 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183920 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183920 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183920 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183920 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000183920 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[45]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000183920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000183920 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183920 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183920 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000183920 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183920 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183920 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000183920 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183943 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183943 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183943 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183943 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183943 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183944 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183944 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183944 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183944 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183944 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183944 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183945 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183945 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183945 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183945 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183945 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183945 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183945 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183945 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183946 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183946 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183946 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183946 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183946 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183946 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183946 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183946 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183946 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183946 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183947 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183947 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183947 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183947 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183947 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183947 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183949 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183949 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183949 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183949 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183949 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183949 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183949 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183949 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183949 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183950 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183950 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183950 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183950 [Member] | Coca Cola European Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183950 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000183950 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183950 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.00%
C000183950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000183950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000183950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%

[1]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[2]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[3]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[4]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[5]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[6]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[7]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[8]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[9]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[10]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[11]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[12]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[13]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[14]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[15]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[16]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[17]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[18]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[19]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[20]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[21]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[22]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[23]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[24]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[25]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[26]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[27]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[28]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[29]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[30]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[31]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[32]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[33]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[34]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[35]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[36]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[37]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[38]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[39]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[40]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[41]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[42]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[43]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[44]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[45]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.